SEGMENT REPORTING - Long-lived Assets Other Than Goodwill and Intangible Assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 161,742	$ 141,278
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	148,177	129,340
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 13,565	$ 11,938